COMMITMENTS - Contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contingencies line items
Principal repayments on loan facility	$ 542,215	$ 667,995	$ 501,160
Repayment of convertible notes	82,150	76,582
Decommissioning and restoration provision	18,947	$ 18,436	$ 13,675
Operating leases	13,804
Purchase commitments	5,568
Finance lease obligation	839
Total	700,141
1 year
Contingencies line items
Decommissioning and restoration provision	422
Operating leases	4,571
Purchase commitments	5,568
Finance lease obligation	277
Total	118,274
2-3 years
Contingencies line items
Decommissioning and restoration provision	51
Operating leases	7,649
Finance lease obligation	527
Total	181,950
4-5 years
Contingencies line items
Operating leases	1,462
Finance lease obligation	35
Total	381,321
More than 5 years
Contingencies line items
Decommissioning and restoration provision	18,474
Operating leases	122
Total	18,596
Credit Facility
Contingencies line items
Principal repayments on loan facility	480,000
Repayment of convertible notes	107,866
Interest payments on loan facility	73,117
Credit Facility | 1 year
Contingencies line items
Principal repayments on loan facility	80,000
Interest payments on loan facility	25,186
Credit Facility | 2-3 years
Contingencies line items
Principal repayments on loan facility	133,333
Repayment of convertible notes	4,500
Interest payments on loan facility	35,890
Credit Facility | 4-5 years
Contingencies line items
Principal repayments on loan facility	266,667
Interest payments on loan facility	12,041
Convertible notes | 1 year
Contingencies line items
Repayment of convertible notes	2,250
Convertible notes | 4-5 years
Contingencies line items
Repayment of convertible notes	$ 101,116